EVENTS AFTER THE REPORTING DATE (Details) - Loan agreement $ in Thousands	1 Months Ended
Oct. 31, 2022 USD ($)
EVENTS AFTER THE REPORTING DATE
Amount borrowed	$ 2,500
Variable spread interest rate (in percent)	6.00%